Prospectus supplement dated June 1, 2017
to the following prospectus(es):
BOA Advisor Variable Annuity
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective May 1, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
(2)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective June 5, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Janus Aspen Series - Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Aspen Series - Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Aspen Series - Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Aspen Series - Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares
PRO-0016-17